3. Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major classifications
Total loans	$ 948,639	$ 849,874	$ 804,023
Less allowance for loan losses	9,908	6,680	6,445	$ 6,366
Net loans	938,731	843,194
Construction and land development
Major classifications
Total loans	94,124	92,596	94,178
Less allowance for loan losses	1,196	694	813	804
Single-family residential
Major classifications
Total loans	272,325	269,475	252,983
Less allowance for loan losses	1,843	1,274	1,325	1,812
Single-family residential - Banco de la Gente Non-traditional
Major classifications
Total loans	26,883	30,793	34,261
Less allowance for loan losses	1,052	1,073	1,177	1,280
Commercial
Major classifications
Total loans	332,971	291,255	270,055
Less allowance for loan losses	2,212	1,305	1,278	1,193
Multifamily and Farmland
Major classifications
Total loans	48,880	48,090	33,163
Less allowance for loan losses	122	120	83	72
Total real estate loans
Major classifications
Total loans	775,183	732,209
Commercial loans (not secured by real estate)
Major classifications
Total loans	161,740	100,263	97,465
Less allowance for loan losses	1,345	688	626	574
Farm loans (not secured by real estate)
Major classifications
Total loans	855	1,033	926
Less allowance for loan losses	0	0	$ 0	$ 0
Consumer loans (not secured by real estate)
Major classifications
Total loans	7,113	8,432
All other loans (not secured by real estate)
Major classifications
Total loans	$ 3,748	$ 7,937